Balance Sheet Details (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Accounts receivable:
Trade and other receivables	$ 19,701,000	$ 17,543,000
Long-term contracts:
Billed	84,961,000	91,132,000
Unbilled	276,520,000	264,555,000
Allowance for doubtful accounts	(421,000)	(463,000)
Total accounts receivable	380,761,000	372,767,000
Less estimated amounts not currently due	(21,460,000)	(22,070,000)	(22,850,000)	(23,590,000)	(24,140,000)	(23,700,000)	(24,275,000)	(25,180,000)	(26,530,000)	(28,080,000)	(29,800,000)	(17,000,000)	(9,300,000)	(13,400,000)
Net accounts receivable	359,301,000	350,697,000	323,118,000	292,704,000	254,811,000	227,290,000	207,950,000	234,162,000	207,260,000	212,829,000	217,001,000	218,962,000	206,333,000	230,984,000
Period that receivables will not be collected within to be classified as not currently due	1 year	1 year
Inventories
Work in process and inventoried costs under long-term contracts	85,411,000	78,796,000				71,855,000				79,529,000				105,460,000
Customer advances	(33,086,000)	(27,288,000)				(34,582,000)				(41,575,000)				(49,734,000)
Raw materials and purchased parts	770,000	858,000				1,086,000				2,699,000				1,824,000
Net inventories	53,095,000	52,366,000	49,622,000	51,398,000	43,341,000	38,359,000	41,230,000	37,387,000	40,538,000	40,653,000	47,083,000	59,382,000	62,164,000	57,605,000
Costs incurred outside the scope of work or in advance of a contract award	$ 2,500,000	$ 1,900,000				$ 1,200,000				$ 100,000				$ 900,000